Convertible Debentures and Promissory Notes Payable (Details Narrative)	Sep. 10, 2018 USD ($) $ / shares	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2021 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CAD ($)
Convertible Debt Fair Value	$ 500,000	$ 1,753,406	$ 1,783,882	$ 1,050,000
Carrying Amount Of Convertible Debt	$ 500,000			1,050,000
Debt Instrument Interest Rate Effective	7.30%
Additional Paid-in Capital	$ 66,667
Convertible Debenture		$ 1,800,000	$ 1,751,483			$ 203,886
Non-interest Bearing Promissory Notes					$ 6,500
Private Placement [Member]
Interest Rate	10.00%
Debt Principal Amount	$ 500,000
Proceeds From Debt	$ 500,000
Debt Conversion Price | $ / shares	$ 3.00
November 2019 Debenture [Member]
Convertible Debt Fair Value				250,000
Carrying Amount Of Convertible Debt				$ 250,000